Long-Term Debt and Other Financial Liabilities, June 2022 Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Jun. 21, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 213,711	$ 235,603
June 2022 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 21,000
Term of loan	4 years
Final balloon payment	$ 11,000
Minimum liquidity to be maintained in earnings account	500
Balance outstanding	$ 16,000
June 2022 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio	125.00%
June 2022 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,000
June 2022 Alpha Bank Loan Facility [Member] | Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 500
June 2022 Alpha Bank Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.95%